CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2022
Classification of financial assets and financial liabilities [abstract]
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

NOTE 6 – CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

See accounting policies in Notes 2(2.5).

The following table provides a reconciliation of gross amount between line items in the consolidated statement of financial position and categories of financial instruments as of December 31, 2022 and 2021.

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2022		at		debt		equity		Amortized		gross carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	17,032,857	Ps.	17,032,857
Trading assets	8		11,841,407		—		—		—		11,841,407
Debt securities			3,760,887		—		—		—		3,760,887
Equity securities			6,039,115		—		—		—		6,039,115
Derivative assets			2,041,405		—		—		—		2,041,405
Investment securities	9		1,378		22,461,805		1,476,732		9,771,492		33,711,407
Measured at fair value			1,378		22,461,805		1,476,732		—		23,939,915
Measured at amortized cost			—		—		—		9,771,492		9,771,492
Loans	11		—		—		—		188,313,361		188,313,361
Other accounts receivable	12		3,507,231		—		—		20,255,758		23,762,989
Measured at fair value			3,507,231		—		—		—		3,507,231
Measured at amortized cost			—		—		—		20,255,758		20,255,758
Hedging derivative assets	10		20,854		—		—		—		20,854
Total financial assets		Ps.	15,370,870	Ps.	22,461,805	Ps.	1,476,732	Ps.	235,373,468	Ps.	274,682,875

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		gross carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	1,757,606	Ps.	—	Ps.	—	Ps.	—	Ps.	1,757,606
Hedging derivative liabilities	10		3,568		—		—		—		3,568
Customer deposits	20		—		—		—		173,341,149		173,341,149
Financial obligations	21		—		—		—		72,116,775		72,116,775
Total financial liabilities		Ps.	1,761,174	Ps.	—	Ps.	—	Ps.	245,457,924	Ps.	247,219,098

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2021		at		debt		equity		Amortized		gross carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	36,642,829	Ps.	36,642,829
Trading assets	8		10,986,770		—		—		—		10,986,770
Debt securities			4,741,287		—		—		—		4,741,287
Equity securities			5,082,574		—		—		—		5,082,574
Derivative assets			1,162,909		—		—		—		1,162,909
Investment securities	9		—		37,493,866		1,406,135		5,775,070		44,675,071
Measured at fair value			—		37,493,866		1,406,135		—		38,900,001
Measured at amortized cost			—		—		—		5,775,070		5,775,070
Loans	11		—		—		—		231,573,437		231,573,437
Other accounts receivable	12		3,228,480		—		—		16,181,527		19,410,007
Measured at fair value			3,228,480		—		—		—		3,228,480
Measured at amortized cost			—		—		—		16,181,527		16,181,527
Hedging derivative assets	10		44,248		—		—		—		44,248
Total financial assets		Ps.	14,259,498	Ps.	37,493,866	Ps.	1,406,135	Ps.	290,172,863	Ps.	343,332,362

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		gross carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	1,049,910	Ps.	—	Ps.	—	Ps.	—	Ps.	1,049,910
Hedging derivative liabilities	10		55,813		—		—		—		55,813
Customer deposits	20		—		—		—		234,470,422		234,470,422
Financial obligations	21		—		—		—		73,282,326		73,282,326
Total financial liabilities		Ps.	1,105,723	Ps.	—	Ps.	—	Ps.	307,752,748	Ps.	308,858,471